Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Common Stock Purchases

The following table provides the number of shares of our common stock purchased and the cost of purchases under our publicly announced share purchase plans, including our accelerated share repurchase agreements:

(SHARES IN MILLIONS, DOLLARS IN BILLIONS)	2019(a)	2018(b)	2017c)
Shares of common stock purchased	213	307	150
Cost of purchase	$8.9	$12.2	$5.0

(a)
Represents shares purchased pursuant to the accelerated share repurchase agreement with GS&Co. entered into on February 7, 2019, as well as other share repurchases. See above for additional information.

(b)
Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.

(c)
Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.